Intangible assets and goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 155,985	$ 155,212
Accumulated amortization	62,047	58,529
Net book value	93,938	96,683
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	58,200	56,926
Accumulated amortization	43,938	42,818
Net book value	14,262	14,108
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	77,104	77,850
Accumulated amortization	14,625	13,709
Net book value	62,479	64,141
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	10,329	10,098
Accumulated amortization	1,977	1,851
Net book value	8,352	8,247
Other
Finite-Lived Intangible Assets [Line Items]
Cost	10,352	10,338
Accumulated amortization	1,507	151
Net book value	$ 8,845	$ 10,187